CONVERTIBLE DEBT (Schedule of Aggregate Principal Annual Payments (Details) $ in Thousands	Jun. 30, 2017 USD ($)
2018	$ 6,806
2019	30,417
2020	694
Present value of principal payments	39,396
Convertible Debt [Member]
2018	8,209
2019	8,208
2020	8,209
Present value of principal payments	$ 24,626